Schedule of Investments ─ IQ Real Return ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds — 59.0%
U.S. Treasury Inflation Indexed Bond
0.125%, due 7/15/24(a)	$187,300	$227,986
0.125%, due 10/15/24	171,800	192,941
0.125%, due 4/15/25	142,000	156,911
0.125%, due 10/15/25	173,300	190,691
0.125%, due 4/15/26	135,600	146,231
0.125%, due 7/15/26	159,100	188,345
0.125%, due 10/15/26	204,700	212,040
0.125%, due 4/15/27	215,800	214,882
0.125%, due 1/15/30	71,900	76,623
0.125%, due 7/15/30	78,700	83,991
0.125%, due 1/15/31	83,500	87,137
0.125%, due 7/15/31	87,500	88,421
0.125%, due 1/15/32	107,200	103,947
0.125%, due 2/15/51	29,000	22,879
0.125%, due 2/15/52	35,900	26,469
0.250%, due 1/15/25	170,700	206,979
0.250%, due 7/15/29	59,700	65,102
0.250%, due 2/15/50	28,400	23,725
0.375%, due 7/15/23	125,600	159,797
0.375%, due 7/15/25	179,100	217,480
0.375%, due 1/15/27	151,700	178,646
0.375%, due 7/15/27	166,800	194,252
0.500%, due 4/15/24	123,000	141,562
0.500%, due 1/15/28	171,900	198,550
0.625%, due 4/15/23	121,800	145,406
0.625%, due 1/15/24	124,000	155,116
0.625%, due 1/15/26	158,200	191,735
0.625%, due 7/15/32	101,500	98,357
0.625%, due 2/15/43	25,900	28,332
0.750%, due 7/15/28	58,200	66,985
0.750%, due 2/15/42	32,400	37,266
0.750%, due 2/15/45	40,200	43,298
0.875%, due 1/15/29	50,000	57,369
0.875%, due 2/15/47	26,000	27,675
1.000%, due 2/15/46	21,500	24,151
1.000%, due 2/15/48	19,900	21,292
1.000%, due 2/15/49	19,100	19,981
1.125%, due 1/15/33	37,400	36,937
1.375%, due 2/15/44	36,200	44,849
1.625%, due 10/15/27	227,000	231,103
1.750%, due 1/15/28	60,500	87,400
2.000%, due 1/15/26	62,500	94,314
2.125%, due 2/15/40	13,700	20,747
2.125%, due 2/15/41	19,500	29,180
2.375%, due 1/15/25	92,100	146,120
2.375%, due 1/15/27	61,500	93,650
2.500%, due 1/15/29	21,900	32,303
3.375%, due 4/15/32	8,400	16,563
3.625%, due 4/15/28(a)	18,300	37,337
3.875%, due 4/15/29	21,500	44,591
		5,237,644
Total U.S. Treasury Inflation Indexed Bonds
(Cost $5,789,593)		5,237,644

	Shares	Value
Common Stocks — 30.4%
Communication Services — 1.9%
Activision Blizzard, Inc.	42	3,216
Alphabet, Inc., Class A*	354	34,989
Alphabet, Inc., Class C*	314	31,359
AT&T, Inc.	427	8,698
Charter Communications, Inc., Class A*	6	2,306
Comcast Corp., Class A	265	10,428
Electronic Arts, Inc.	17	2,188
Fox Corp., Class A	17	577
Fox Corp., Class B	10	317
Liberty Broadband Corp., Class A*(a)	2	179
Liberty Broadband Corp., Class C*	9	808
Liberty Media Corp.-Liberty SiriusXM*	12	484
Liberty Media Corp.-Liberty SiriusXM, Class A*	2	81
Live Nation Entertainment, Inc.*	10	805
Lumen Technologies, Inc.	61	320
Match Group, Inc.*	18	974
Meta Platforms, Inc., Class A*	135	20,111
Netflix, Inc.*	27	9,554
Omnicom Group, Inc.	11	946
Paramount Global, Class A	1	27
Paramount Global, Class B	35	811
Pinterest, Inc., Class A*	32	841
ROBLOX Corp., Class A*	19	707
Roku, Inc.*	7	402
Sirius XM Holdings, Inc.(a)	49	284
Snap, Inc., Class A*	73	844
Spotify Technology SA*	7	789
Take-Two Interactive Software, Inc.*	11	1,246
T-Mobile US, Inc.*	38	5,674
Trade Desk, Inc. (The), Class A*	24	1,217
Verizon Communications, Inc.	234	9,727
Walt Disney Co. (The)*	109	11,825
Warner Bros Discovery, Inc.*	127	1,882
Warner Music Group Corp., Class A	5	182
ZoomInfo Technologies, Inc.*	16	452

Total Communication Services		165,250

Consumer Discretionary — 2.4%
Airbnb, Inc., Class A*	22	2,444
Amazon.com, Inc.*	527	54,349
Aptiv PLC*	17	1,923
AutoZone, Inc.*	1	2,439
Best Buy Co., Inc.	12	1,065
Booking Holdings, Inc.*	2	4,868
CarMax, Inc.*(a)	11	775
Carnival Corp.*	48	519
Carvana Co.*(a)	4	41
Chewy, Inc., Class A*	4	180
Chipotle Mexican Grill, Inc.*	2	3,293
Darden Restaurants, Inc.	8	1,184
Dollar General Corp.	14	3,270
Dollar Tree, Inc.*	13	1,952
Domino's Pizza, Inc.	2	706
DoorDash, Inc., Class A*	17	985
DR Horton, Inc.	19	1,875
eBay, Inc.	36	1,782
Etsy, Inc.*	9	1,238
Expedia Group, Inc.*	10	1,143
Ford Motor Co.	230	3,107
Garmin Ltd.	11	1,088
General Motors Co.	79	3,106
Genuine Parts Co.	9	1,510
Hasbro, Inc.	9	533
Hilton Worldwide Holdings, Inc.	17	2,467
Home Depot, Inc. (The)	61	19,774
Las Vegas Sands Corp.*	22	1,298
Lennar Corp., Class A	15	1,536
Lennar Corp., Class B	2	173
Lowe's Cos., Inc.	37	7,705
Lucid Group, Inc.*(a)	35	409
Lululemon Athletica, Inc.*	8	2,455
Marriott International, Inc., Class A	18	3,135
McDonald's Corp.	45	12,033
MGM Resorts International	22	911
NIKE, Inc., Class B	75	9,550
O’Reilly Automotive, Inc.*	4	3,169
Rivian Automotive, Inc., Class A*	39	757
Ross Stores, Inc.	19	2,246
Starbucks Corp.	67	7,312
Target Corp.	29	4,992
Tesla, Inc.*	157	27,196
TJX Cos., Inc. (The)	67	5,485

Schedule of Investments ─ IQ Real Return ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Tractor Supply Co.	6	$1,368
Ulta Beauty, Inc.*	3	1,542
VF Corp.	23	712
Wayfair, Inc., Class A*	2	121
Yum! Brands, Inc.	18	2,349

Total Consumer Discretionary		214,070

Consumer Staples — 1.5%
Altria Group, Inc.	112	5,044
Archer-Daniels-Midland Co.	34	2,817
Brown-Forman Corp., Class B	19	1,265
Campbell Soup Co.	10	519
Church & Dwight Co., Inc.	15	1,213
Clorox Co. (The)	8	1,158
Coca-Cola Co. (The)	236	14,472
Colgate-Palmolive Co.	50	3,726
Conagra Brands, Inc.	30	1,116
Constellation Brands, Inc., Class A	9	2,084
Costco Wholesale Corp.	26	13,290
Estee Lauder Cos., Inc. (The), Class A	13	3,602
General Mills, Inc.	36	2,821
Hershey Co. (The)	9	2,021
Hormel Foods Corp.	18	816
J M Smucker Co. (The)	5	764
Kellogg Co.	17	1,166
Keurig Dr Pepper, Inc.	54	1,905
Kimberly-Clark Corp.	20	2,600
Kraft Heinz Co. (The)	50	2,026
Kroger Co. (The)	37	1,651
McCormick & Co., Inc.(a)	15	1,127
Mondelez International, Inc., Class A	84	5,497
Monster Beverage Corp.*	24	2,498
PepsiCo, Inc.	84	14,366
Philip Morris International, Inc.	92	9,590
Procter & Gamble Co. (The)	140	19,933
Sysco Corp.	31	2,401
Tyson Foods, Inc., Class A	18	1,184
Walgreens Boots Alliance, Inc.	42	1,548
Walmart, Inc.	85	12,229

Total Consumer Staples		136,449

Energy — 2.3%
Baker Hughes Co.	119	3,777
Cheniere Energy, Inc.	30	4,584
Chevron Corp.	213	37,066
ConocoPhillips	151	18,402
Coterra Energy, Inc.	96	2,403
Devon Energy Corp.	81	5,122
Diamondback Energy, Inc.	22	3,215
EOG Resources, Inc.	70	9,258
EQT Corp.	41	1,340
Exxon Mobil Corp.	493	57,193
Halliburton Co.	103	4,246
Hess Corp.	33	4,955
Kinder Morgan, Inc.	236	4,319
Marathon Oil Corp.	88	2,417
Marathon Petroleum Corp.	60	7,711
Occidental Petroleum Corp.	84	5,442
ONEOK, Inc.	55	3,766
Phillips 66	60	6,016
Pioneer Natural Resources Co.	27	6,220
Schlumberger Ltd.	170	9,687
Valero Energy Corp.	46	6,441
Williams Cos., Inc. (The)	150	4,836

Total Energy		208,416

Financials — 5.1%
Aflac, Inc.	69	5,072
Allstate Corp. (The)	32	4,111
American Express Co.	66	11,545
American International Group, Inc.	91	5,753
Ameriprise Financial, Inc.	13	4,552
Aon PLC, Class A	24	7,648
Apollo Global Management, Inc.	41	2,902
Arch Capital Group Ltd.*	45	2,896
Ares Management Corp., Class A	19	1,577
Arthur J Gallagher & Co.	26	5,089
Bank of America Corp.	830	29,448
Bank of New York Mellon Corp. (The)	91	4,602
Berkshire Hathaway, Inc., Class B*	149	46,416
BlackRock, Inc.	17	12,907
Blackstone, Inc.	84	8,061
Brown & Brown, Inc.	30	1,757
Capital One Financial Corp.	46	5,474
Charles Schwab Corp. (The)	181	14,013
Chubb Ltd.	47	10,692
Cincinnati Financial Corp.	20	2,263
Citigroup, Inc.	223	11,645
Citizens Financial Group, Inc.	64	2,772
CME Group, Inc.	44	7,773
Coinbase Global, Inc., Class A*(a)	15	877
Discover Financial Services	33	3,852
Fifth Third Bancorp	83	3,012
First Republic Bank	21	2,958
Franklin Resources, Inc.(a)	37	1,154
Goldman Sachs Group, Inc. (The)	40	14,632
Hartford Financial Services Group, Inc. (The)	39	3,027
Huntington Bancshares, Inc.	167	2,533
Interactive Brokers Group, Inc., Class A	11	879
Intercontinental Exchange, Inc.	66	7,098
JPMorgan Chase & Co.	344	48,146
KeyCorp	105	2,015
KKR & Co., Inc.	77	4,297
Loews Corp.	25	1,537
LPL Financial Holdings, Inc.	9	2,134
M&T Bank Corp.	20	3,120
Markel Corp.*	2	2,818
Marsh & McLennan Cos., Inc.	61	10,670
MetLife, Inc.	72	5,257
Moody's Corp.	10	3,228
Morgan Stanley	157	15,281
MSCI, Inc.	5	2,658
Nasdaq, Inc.	48	2,889
Northern Trust Corp.	25	2,424
PNC Financial Services Group, Inc. (The)	48	7,941
Principal Financial Group, Inc.	31	2,869
Progressive Corp. (The)	70	9,545
Prudential Financial, Inc.	46	4,827
Raymond James Financial, Inc.	23	2,594
Regions Financial Corp.	111	2,613
Rocket Cos., Inc., Class A(a)	19	179
S&P Global, Inc.	20	7,499
State Street Corp.	44	4,019
SVB Financial Group*	7	2,117
Synchrony Financial	59	2,167
T Rowe Price Group, Inc.(a)	27	3,145
Tradeweb Markets, Inc., Class A	11	820
Travelers Cos., Inc. (The)	29	5,542
Truist Financial Corp.	158	7,804
US Bancorp	164	8,167
W R Berkley Corp.	24	1,683
Wells Fargo & Co.	450	21,092
Willis Towers Watson PLC	13	3,304

Total Financials		453,391

Health Care — 3.5%
Abbott Laboratories	103	11,387
AbbVie, Inc.	105	15,514
Agilent Technologies, Inc.	19	2,890

Schedule of Investments ─ IQ Real Return ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Align Technology, Inc.*	4	$1,079
Alnylam Pharmaceuticals, Inc.*	7	1,585
AmerisourceBergen Corp.	10	1,690
Amgen, Inc.	32	8,077
Avantor, Inc.*	30	717
Baxter International, Inc.	32	1,462
Becton Dickinson and Co.	17	4,288
Biogen, Inc.*	9	2,618
BioMarin Pharmaceutical, Inc.*	11	1,269
Bio-Rad Laboratories, Inc., Class A*	1	467
Boston Scientific Corp.*	88	4,070
Bristol-Myers Squibb Co.	127	9,227
Cardinal Health, Inc.	17	1,313
Catalent, Inc.*	10	535
Centene Corp.*	35	2,668
Cigna Corp.	19	6,017
Cooper Cos., Inc. (The)	3	1,047
CVS Health Corp.	78	6,881
Danaher Corp.	40	10,575
Dexcom, Inc.*	24	2,570
Edwards Lifesciences Corp.*	38	2,915
Elevance Health, Inc.	14	7,000
Eli Lilly & Co.	50	17,208
GE HealthCare Technologies, Inc.*(a)	43	2,989
Gilead Sciences, Inc.	77	6,463
HCA Healthcare, Inc.	13	3,316
Hologic, Inc.*	17	1,383
Horizon Therapeutics PLC*	15	1,646
Humana, Inc.	7	3,582
ICON PLC*	5	1,154
IDEXX Laboratories, Inc.*	5	2,402
Illumina, Inc.*	10	2,142
Incyte Corp.*	9	766
Insulet Corp.*	4	1,149
Intuitive Surgical, Inc.*	21	5,159
IQVIA Holdings, Inc.*	11	2,524
Johnson & Johnson	156	25,494
Laboratory Corp. of America Holdings	5	1,261
McKesson Corp.	8	3,029
Medtronic PLC	82	6,863
Merck & Co., Inc.	153	16,434
Mettler-Toledo International, Inc.*	1	1,533
Moderna, Inc.*	21	3,697
Molina Healthcare, Inc.*	4	1,247
PerkinElmer, Inc.	9	1,238
Pfizer, Inc.	341	15,059
Quest Diagnostics, Inc.	7	1,039
Regeneron Pharmaceuticals, Inc.*	6	4,551
ResMed, Inc.	9	2,055
Royalty Pharma PLC, Class A	19	745
Seagen, Inc.*	8	1,116
STERIS PLC	6	1,239
Stryker Corp.	20	5,076
Teleflex, Inc.	3	730
Thermo Fisher Scientific, Inc.	23	13,118
UnitedHealth Group, Inc.	55	27,455
Veeva Systems, Inc., Class A*	9	1,535
Vertex Pharmaceuticals, Inc.*	16	5,170
Waters Corp.*	4	1,314
West Pharmaceutical Services, Inc.	4	1,062
Zimmer Biomet Holdings, Inc.	13	1,655
Zimvie, Inc.*	3	29
Zoetis, Inc.	25	4,137

Total Health Care		307,625

Industrials — 3.7%
3M Co.	66	7,595
AMETEK, Inc.	28	4,058
Boeing Co. (The)*	71	15,123
Carrier Global Corp.	105	4,781
Caterpillar, Inc.	63	15,894
Cintas Corp.	10	4,437
Copart, Inc.*	28	1,865
CoStar Group, Inc.*	24	1,870
CSX Corp.	251	7,761
Cummins, Inc.	17	4,242
Deere & Co.	33	13,954
Delta Air Lines, Inc.*	17	665
Dover Corp.	18	2,733
Eaton Corp. PLC	49	7,948
Emerson Electric Co.	70	6,315
Equifax, Inc.	7	1,555
Expeditors International of Washington, Inc.	20	2,163
Fastenal Co.	70	3,538
FedEx Corp.	30	5,816
Ferguson PLC	26	3,701
Fortive Corp.	42	2,857
Generac Holdings, Inc.*	8	965
General Dynamics Corp.	29	6,759
General Electric Co.	130	10,462
Grab Holdings Ltd., Class A*(a)	155	587
HEICO Corp.	5	855
HEICO Corp., Class A	10	1,337
Honeywell International, Inc.	80	16,678
IDEX Corp.	9	2,157
Illinois Tool Works, Inc.	33	7,789
Ingersoll Rand, Inc.	46	2,576
Jacobs Solutions, Inc.	16	1,977
JB Hunt Transport Services, Inc.	10	1,890
Johnson Controls International PLC	82	5,705
L3Harris Technologies, Inc.	23	4,941
Leidos Holdings, Inc.	8	791
Lockheed Martin Corp.	31	14,361
Masco Corp.	16	851
Norfolk Southern Corp.	28	6,883
Northrop Grumman Corp.	17	7,617
Old Dominion Freight Line, Inc.	12	3,999
Otis Worldwide Corp.	52	4,276
PACCAR, Inc.	39	4,263
Parker-Hannifin Corp.	16	5,216
Quanta Services, Inc.	17	2,587
Raytheon Technologies Corp.	174	17,374
Republic Services, Inc.	25	3,121
Rockwell Automation, Inc.	14	3,948
Rollins, Inc.	28	1,019
Southwest Airlines Co.	15	537
Stanley Black & Decker, Inc.	18	1,608
Trane Technologies PLC	29	5,194
TransDigm Group, Inc.	6	4,307
TransUnion	10	718
Uber Technologies, Inc.*	115	3,557
Union Pacific Corp.	73	14,906
United Airlines Holdings, Inc.*	13	636
United Parcel Service, Inc., Class B	87	16,115
United Rentals, Inc.*	8	3,528
Verisk Analytics, Inc.	10	1,818
Waste Management, Inc.	49	7,582
Westinghouse Air Brake Technologies Corp.	20	2,076
WW Grainger, Inc.	5	2,947
Xylem, Inc.	21	2,184

Total Industrials		327,568

Information Technology — 6.4%
Accenture PLC, Class A	38	10,604
Adobe, Inc.*	29	10,740
Advanced Micro Devices, Inc.*	96	7,214
Akamai Technologies, Inc.*	11	978
Amphenol Corp., Class A	73	5,823
Analog Devices, Inc.	32	5,487
ANSYS, Inc.*	5	1,332
Apple, Inc.	900	129,861
Applied Materials, Inc.	51	5,686

Schedule of Investments ─ IQ Real Return ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
AppLovin Corp., Class A*	12	$152
Arista Networks, Inc.*	14	1,764
Atlassian Corp., Class A*	9	1,455
Autodesk, Inc.*	13	2,797
Automatic Data Processing, Inc.	25	5,645
Block, Inc.*	33	2,697
Broadcom, Inc.	23	13,455
Broadridge Financial Solutions, Inc.	7	1,053
Cadence Design Systems, Inc.*	17	3,108
CDW Corp.	8	1,568
Cisco Systems, Inc.	226	10,999
Cloudflare, Inc., Class A*(a)	15	794
Cognizant Technology Solutions Corp., Class A	34	2,269
Corning, Inc.	42	1,454
Crowdstrike Holdings, Inc., Class A*	13	1,377
Datadog, Inc., Class A*	17	1,272
Dell Technologies, Inc., Class C	16	650
DocuSign, Inc.*	10	606
Enphase Energy, Inc.*	16	3,542
EPAM Systems, Inc.*	3	998
Fidelity National Information Services, Inc.	37	2,776
Fiserv, Inc.*	36	3,840
FleetCor Technologies, Inc.*	4	835
Fortinet, Inc.*	44	2,303
Gartner, Inc.*	5	1,691
Global Payments, Inc.	17	1,916
GLOBALFOUNDRIES, Inc.*(a)	4	237
Hewlett Packard Enterprise Co.	81	1,307
HP, Inc.	56	1,632
HubSpot, Inc.*	3	1,041
Intel Corp.	244	6,895
International Business Machines Corp.	54	7,275
Intuit, Inc.	16	6,763
Keysight Technologies, Inc.*	22	3,946
KLA Corp.	8	3,140
Lam Research Corp.	8	4,001
Marvell Technology, Inc.	53	2,287
Mastercard, Inc., Class A	50	18,530
Microchip Technology, Inc.	34	2,639
Micron Technology, Inc.	65	3,919
Microsoft Corp.	442	109,532
MongoDB, Inc.*	3	643
Monolithic Power Systems, Inc.	3	1,280
Motorola Solutions, Inc.	10	2,570
NetApp, Inc.	13	861
NVIDIA Corp.	142	27,743
Okta, Inc.*	10	736
ON Semiconductor Corp.*	25	1,836
Oracle Corp.	93	8,227
Palantir Technologies, Inc., Class A*	102	794
Palo Alto Networks, Inc.*	18	2,856
Paychex, Inc.	19	2,201
Paycom Software, Inc.*	3	972
PayPal Holdings, Inc.*	69	5,623
Qorvo, Inc.*	6	652
QUALCOMM, Inc.	67	8,925
Qualtrics International, Inc., Class A*	2	32
RingCentral, Inc., Class A*	3	117
Roper Technologies, Inc.	6	2,561
Salesforce, Inc.*	58	9,742
Seagate Technology Holdings PLC	10	678
ServiceNow, Inc.*	12	5,462
Skyworks Solutions, Inc.	11	1,206
Snowflake, Inc., Class A*	17	2,659
SolarEdge Technologies, Inc.*	7	2,234
Splunk, Inc.*	11	1,053
SS&C Technologies Holdings, Inc.	13	785
Synopsys, Inc.*	9	3,184
Teledyne Technologies, Inc.*	5	2,121
Teradyne, Inc.	11	1,119
Texas Instruments, Inc.	56	9,924
Trimble, Inc.*	32	1,858
Twilio, Inc., Class A*	10	598
Tyler Technologies, Inc.*	3	968
Unity Software, Inc.*(a)	12	426
VeriSign, Inc.*	6	1,308
Visa, Inc., Class A(a)	96	22,100
VMware, Inc., Class A*	14	1,715
Western Digital Corp.*	17	747
Workday, Inc., Class A*	12	2,177
Zebra Technologies Corp., Class A*	3	949
Zoom Video Communications, Inc., Class A*	10	750
Zscaler, Inc.*	5	621

Total Information Technology		564,898

Materials — 1.0%
Air Products and Chemicals, Inc.	27	8,654
Albemarle Corp.	14	3,940
Amcor PLC	179	2,159
Ball Corp.	41	2,388
Celanese Corp.	12	1,478
CF Industries Holdings, Inc.	25	2,118
Corteva, Inc.	85	5,478
Dow, Inc.	88	5,223
DuPont de Nemours, Inc.	55	4,067
Ecolab, Inc.	31	4,800
FMC Corp.	16	2,130
Freeport-McMoRan, Inc.	171	7,630
International Flavors & Fragrances, Inc.	31	3,486
International Paper Co.	43	1,798
LyondellBasell Industries NV, Class A	32	3,094
Martin Marietta Materials, Inc.	8	2,877
Mosaic Co. (The)	45	2,229
Newmont Corp.	95	5,028
Nucor Corp.	31	5,240
PPG Industries, Inc.	29	3,780
Sherwin-Williams Co. (The)	28	6,625
Vulcan Materials Co.	16	2,933

Total Materials		87,155

Real Estate — 1.3%
Alexandria Real Estate Equities, Inc.	20	3,215
American Tower Corp.	55	12,286
AvalonBay Communities, Inc.	17	3,017
Boston Properties, Inc.	17	1,267
CBRE Group, Inc., Class A*	39	3,335
Crown Castle, Inc.	53	7,850
Digital Realty Trust, Inc.	35	4,012
Equinix, Inc.	11	8,119
Equity Residential	45	2,864
Essex Property Trust, Inc.	8	1,809
Extra Space Storage, Inc.	16	2,525
Healthpeak Properties, Inc.	64	1,759
Invitation Homes, Inc.	78	2,535
Mid-America Apartment Communities, Inc.	14	2,334
Prologis, Inc.	109	14,092
Public Storage	19	5,782
Realty Income Corp.	76	5,155
SBA Communications Corp.	13	3,868
Simon Property Group, Inc.	39	5,010
Sun Communities, Inc.	14	2,196
UDR, Inc.	38	1,618
Ventas, Inc.	51	2,642
VICI Properties, Inc.	119	4,067
Welltower, Inc.	56	4,202
Weyerhaeuser Co.	95	3,271
WP Carey, Inc.	24	2,053

Total Real Estate		110,883

Schedule of Investments ─ IQ Real Return ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities — 1.3%
AES Corp. (The)	82	$2,248
Alliant Energy Corp.	33	1,783
Ameren Corp.	31	2,693
American Electric Power Co., Inc.	63	5,919
American Water Works Co., Inc.	22	3,443
Atmos Energy Corp.	18	2,116
Avangrid, Inc.	10	422
CenterPoint Energy, Inc.	78	2,349
CMS Energy Corp.	32	2,022
Consolidated Edison, Inc.	44	4,194
Constellation Energy Corp.	41	3,500
Dominion Energy, Inc.	101	6,428
DTE Energy Co.	20	2,327
Duke Energy Corp.	92	9,425
Edison International	47	3,238
Entergy Corp.	24	2,599
Evergy, Inc.	26	1,629
Eversource Energy	42	3,458
Exelon Corp.	122	5,147
FirstEnergy Corp.	66	2,703
NextEra Energy, Inc.	238	17,762
PG&E Corp.*(a)	199	3,164
PPL Corp.	90	2,664
Public Service Enterprise Group, Inc.	60	3,716
Sempra Energy	38	6,092
Southern Co. (The)	131	8,866
WEC Energy Group, Inc.	38	3,572
Xcel Energy, Inc.	68	4,676

Total Utilities		118,155

Total Common Stocks
(Cost $2,867,404)		2,693,860

Investment Companies — 9.9%

Commodity Funds — 9.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	23,391	349,696
iShares GSCI Commodity Dynamic	18,637	525,936

Total Commodity Funds		875,632

Total Investment Companies
(Cost $1,013,430)		875,632

Short-Term Investments — 4.5%

Money Market Funds — 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	225,376	225,376
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	175,623	175,623
Total Short-Term Investments
(Cost $400,999)		400,999

Total Investments — 103.8%
(Cost $10,071,426)		9,208,135
Other Assets and Liabilities, Net — (3.8)%		(338,228)
Net Assets — 100.0%		$8,869,907

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $458,817; total market value of collateral held by the Fund was $527,725. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $302,349.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Real Return ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
U.S. Treasury Inflation Indexed Bonds	$–	$5,237,644	$–	$5,237,644
Common Stocks	2,693,860	–	–	2,693,860
Investment Companies	875,632	–	–	875,632
Short-Term Investments:
Money Market Funds	400,999	–	–	400,999
Total Investments in Securities	$3,970,491	$5,237,644	$–	$9,208,135

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.